DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.9%

	COMMON STOCKS – 100.9%

	Aerospace & Defense – 13.5%

171,000	Boeing Company, (2)	$65,222,820
171,000	United Technologies Corporation, (2)	22,040,190
	Total Aerospace & Defense	87,263,010

	Banks – 2.7%

171,000	JPMorgan Chase & Company	17,310,330

	Beverages – 1.2%

171,000	Coca-Cola Company	8,013,060

	Capital Markets – 5.1%

171,000	Goldman Sachs Group Inc., (2)	32,830,290

	Chemicals – 1.4%

171,000	DowDuPont Inc.	9,116,010

	Communications Equipment – 1.4%

171,000	Cisco Systems Inc.	9,232,290

	Consumer Finance – 2.9%

171,000	American Express Company, (2)	18,690,300

	Diversified Telecommunication Services – 1.6%

171,000	Verizon Communications Inc., (2)	10,111,230

	Entertainment – 2.9%

171,000	Walt Disney Company	18,986,130

	Food & Staples Retailing – 4.2%

171,000	Walgreens Boots Alliance Inc.	10,819,170
171,000	Walmart Inc., (2)	16,677,630
	Total Food & Staples Retailing	27,496,800

	Health Care Providers & Services – 6.5%

171,000	UnitedHealth Group Inc., (2)	42,281,460

	Hotels, Restaurants & Leisure – 5.0%

171,000	McDonald's Corporation, (2)	32,472,900

	Household Products – 2.8%

171,000	Procter & Gamble Company, (2)	17,792,550

	Industrial Conglomerates – 5.5%

171,000	3M Company	35,530,380

	Insurance – 3.6%

171,000	Travelers Companies Inc., (2)	23,454,360

	IT Services – 7.8%

171,000	International Business Machines Corporation, (2)	24,128,100
171,000	Visa Inc., (2)	26,708,490
	Total IT Services	50,836,590

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Shares	Description (1)			Value

	Machinery – 3.6%

171,000	Caterpillar Inc.			$23,168,790

	Oil, Gas & Consumable Fuels – 5.4%

171,000	Chevron Corporation, (2)			21,063,780
171,000	Exxon Mobil Corporation			13,816,800
	Total Oil, Gas & Consumable Fuels			34,880,580

	Pharmaceuticals – 7.0%

171,000	Johnson & Johnson			23,904,090
171,000	Merck & Co Inc.			14,222,070
171,000	Pfizer Inc., (2)			7,262,370
	Total Pharmaceuticals			45,388,530

	Semiconductors & Semiconductor Equipment – 1.4%

171,000	Intel Corporation			9,182,700

	Software – 3.1%

171,000	Microsoft Corporation			20,167,740

	Specialty Retail – 5.1%

171,000	Home Depot Inc.			32,813,190

	Technology Hardware, Storage & Peripherals – 5.0%

171,000	Apple Inc.			32,481,450

	Textiles, Apparel & Luxury Goods – 2.2%

171,000	NIKE Inc.			14,399,910
	Total Long-Term Investments (cost $290,678,990)			653,900,580

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.5%

	REPURCHASE AGREEMENTS – 1.5%

$10,033	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $10,033,905, collateralized by $9,995,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $10,235,290	1.200%	4/01/19	$10,032,902
	Total Short-Term Investments (cost $10,032,902)			10,032,902
	Total Investments (cost $300,711,892) – 102.4%			663,933,482
	Other Assets Less Liabilities – (2.4)% (3)			(15,601,786)
	Net Assets Applicable to Common Shares – 100%			$648,331,696

Investments in Derivatives

Options Purchased

Description (4)	Type	Number of Contracts	Notional Amount (5)	Exercise Price	Expiration Date	Value
Utilities Select Sector SPDR	Put	400	$2,280,000	$57	4/18/19	$12,000
Total Options Purchased (premiums paid $14,016)		400	$2,280,000			$12,000

Options Written

Description (4)	Type	Number of Contracts	Notional Amount (5)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(120)	$(34,200,000)	$2,850	4/18/19	$(264,600)
S&P 500® Index	Call	(210)	(59,430,000)	2,830	4/18/19	(698,250)
S&P 500® Index	Call	(1,050)	(296,100,000)	2,820	4/18/19	(4,163,250)
Total Options Written (premiums received $5,134,574)		(1,380)	$(389,730,000)			$(5,126,100)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$653,900,580	$—	$—	$653,900,580

Short-Term Investments:
Repurchase Agreements	—	10,032,902	—	10,032,902

Investments in Derivatives:
Options Purchased	12,000	—	—	12,000
Options Written	(5,126,100)	—	—	(5,126,100)
Total	$648,786,480	$10,032,902	$—	$658,819,382

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(3)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(4)	Exchange-traded, unless otherwise noted.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

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